Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

13. Related Party Transactions

On May 16, 2021, the Company entered into an agreement with Sparks Marketing Corp. to begin the construction of an experiential marketing mobile display to be used for demonstrations of Company products at prospective customer locations as well as other marketing and demonstration events. Negotiations of this agreement involved an account executive at Sparks Marketing Corp. who is the brother-in-law of Mr. Wolff, our former CEO and current Executive Chairman of the Board. The Company has capitalized $0.8 million related to construction in progress for the experiential mobile display as of March 31, 2022.

13. Related Party Transactions

As of December 31, 2020, the Company held a controlling interest of 79% in Zepto. The remaining 21% of Zepto was held by MLC 401k Trust for the benefit of the Company’s Chief Legal Officer. On February 16, 2021, Old Sarcos acquired the non-controlling interest’s shares in Zepto for a purchase price of $0.2 million making Zepto a wholly-owned subsidiary of the Company.

During the year ended December 31, 2020, the Company entered into an agreement with one of its investors, Delta Air Lines, Inc., to provide demonstration services. The Company recognized $0.1 million of revenue related to these services during the year ended December 31, 2020. No revenue was recognized for the year ended December 31, 2021.

On April 4, 2021, the Company entered into an agreement with Palantir as described above. Pursuant to that agreement, the Company committed to access software products and utilize services from Palantir over the next six years for a total cost of $42.0 million. The software and services are an integral part of the Company’s plans to provide Robots as a Service upon commercialization of the Company’s Guardian XO and XT robotic systems. Palantir was an investor in the PIPE Financing. The Company recognized $2.2 million in sales and marketing expenses, related to services provided by Palantir during the year ended December 31, 2021. The Company had a prepaid expense balance of $3.6 million related to the Palantir contract as of December 31, 2021.

On May 16, 2021, the Company entered into an agreement with Sparks Marketing Corp. to begin the construction of an experiential marketing mobile display to be used for demonstrations of Company products at prospective customer locations as well as other marketing and demonstration events. Negotiations of this agreement involved an account executive at Sparks Marketing Corp. who is the brother-in-law of Mr. Wolff, our former CEO and current Executive Chairman of the Board. The Company recognized $0.8 million related to costs capitalized to construction in progress for the experiential mobile display for the period ended December 31, 2021.